Share-based Payments - Disclosure of reconciliation of restricted shares (Details) - Global Blue Management Incentive Plan - Restricted Shares Award share in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022 USD ($) share	Sep. 30, 2021 USD ($) share	Sep. 30, 2022 USD ($) share	Sep. 30, 2021 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares outstanding at beginning of period (in shares)	1,672	475	1,674	475
Granted during the period (in shares)	962	0	962	0
Vested and released during the period (in shares)	(414)	0	(414)	0
Forfeited during the period (in shares)	(70)	0	(72)	0
Changes due to leavers and non-market conditions (in shares)	0	(31)	0	(31)
Number of restricted shares outstanding at end of period (in shares)	2,150	444	2,150	444
Weighted average fair value (in USD per share) | $	$ 5.37	$ 7.36	$ 5.37	$ 7.36